Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-Term Debt
Long-term debt consisted of the following:

	December 31,	December 31,
	2024	2023
Funding program loans from European Investment Bank ("EIB"):
3.62% due 2028, floating interest rate at Euribor +0.589%	106	141
4.19% due 2029, floating interest rate at Euribor +0.564%	127	162
3.96% due 2031, floating interest rate at Euribor +0.473%	244	296
4.23% due 2031, floating interest rate at Euribor +0.550%	120	146
3.21% due 2033, floating interest rate at Euribor +0.558%	281	332
6.19% due 2034, floating interest rate at Secured Overnight Financing Rate +0.939%	300	—
Credit Facility from Cassa Depositi e Prestiti SpA ("CDP SpA")
3.34% due 2027, floating interest rate at Euribor +0.690%	65	97
3.91% due 2028, floating interest rate at Euribor +0.550%	69	92
4.21% due 2029, floating interest rate at Euribor +0.850%	74	95
Dual tranche senior unsecured convertible bonds
zero-coupon, due 2025 ("Tranche A")	749	748
zero-coupon, due 2027 ("Tranche B")	749	748
Finance leases:
3.58% due 2025, fixed interest rate	8	—
3.86% due 2027, fixed interest rate	34	38
3.78% due 2042, fixed interest rate	23	25
1.75% due 2042, fixed interest rate	1	2
Other funding program loans:
0.26% (weighted average), due 2025-2028, fixed interest rate	3	5
Total long-term debt	2,953	2,927
Less current portion	(990)	(217)
Total long-term debt, less current portion	1,963	2,710

Long-Term Debt Denominated by Currencies	Long-term debt is denominated in the following currencies:

	December 31, 2024	December 31, 2023
U.S. dollar	1,798	1,496
Euro	1,155	1,431
Total	2,953	2,927

Total Long-Term Debt Outstanding Maturities	Aggregate future maturities of total long-term debt (including current portion) at principal amount are as follows:

December 31,
2024
2025	990
2026	228
2027	964
2028	223
2029	154
Thereafter	396
Total	2,955